Investments - Capital contribution commitments (Details) - Dec. 31, 2020 - Weichai Ballard JV ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Disclosure of joint ventures [line items]
Total capital contributions		$ 21,742
Less than one year (RMB 79,625,000)
Disclosure of joint ventures [line items]
Total capital contributions	¥ 79,625	12,183
One to three years (RMB 62,475,000)
Disclosure of joint ventures [line items]
Total capital contributions	¥ 62,475	$ 9,559